Revenue Recognition - Summary of Information About the Company's Contract Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contract With Customer [Abstract]
Costs in excess of billings	$ 1,975	$ 1,310
Billings in excess of costs	$ 6,743	$ 7,204